Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Inventories [Line Items]
Inventory write-down	¥ 110,901	¥ 80,546	¥ 73,594
Cost of sales
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	3,317,553	2,495,769	2,057,248
Employee benefits expense
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	238,133	282,765	269,428
Depreciation and amortization expenses
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	¥ 189,230	¥ 201,860	¥ 192,760